Property and equipment - Future Minimum Annual Payments under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 4,690
2017	4,690
2018	4,690
2019	5,033
2020	5,065
2021 and thereafter	72,502
Total minimum lease payments	96,670
Less: imputed interest on capital lease	41,749
Present value of minimum lease payments	$ 54,921